LOANS - Activity in the Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	$ 85,788	$ 124,955	$ 111,026
Allowance for loan losses of acquired bank affiliate		2,380
Provision for loan losses charged to operations	1,452	35,630	142,237
Net charge-offs [Abstract]
Loans charged-off (deduction)	(46,095)	(92,445)	(142,885)
Recoveries	22,310	15,268	14,577
Net charge-offs	(23,785)	(77,177)	(128,308)
Balance at end of year	63,455	85,788	124,955
Commercial [Member] | Secured by Real Estate [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	37,007	48,272
Allowance for loan losses of acquired bank affiliate		1,043
Provision for loan losses charged to operations	7,327	19,195
Additional unallocated allowance	(10,357)	(2,603)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(19,298)	(33,609)
Recoveries	6,947	4,709
Net charge-offs	(12,351)	(28,900)
Balance at end of year	21,626	37,007
Residential (including multi-family) [Member] | Secured by Real Estate [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	19,328	34,602
Allowance for loan losses of acquired bank affiliate		117
Provision for loan losses charged to operations	1,704	2,404
Additional unallocated allowance	(3,431)	(967)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(11,536)	(19,709)
Recoveries	5,334	2,881
Net charge-offs	(6,202)	(16,828)
Balance at end of year	11,399	19,328
Construction, Land Development and Other Land [Member] | Secured by Real Estate [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	10,372	17,352
Allowance for loan losses of acquired bank affiliate		651
Provision for loan losses charged to operations	(4,196)	9,671
Additional unallocated allowance	(769)	(317)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(5,705)	(20,753)
Recoveries	3,166	3,768
Net charge-offs	(2,539)	(16,985)
Balance at end of year	2,868	10,372
Commercial And Other Business-Purpose Loans [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	13,928	23,965
Allowance for loan losses of acquired bank affiliate		500
Provision for loan losses charged to operations	(5,085)	3,650
Additional unallocated allowance	(1,741)	(515)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(7,911)	(17,339)
Recoveries	6,316	3,667
Net charge-offs	(1,595)	(13,672)
Balance at end of year	5,507	13,928
Consumer [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	689	679
Allowance for loan losses of acquired bank affiliate		68
Provision for loan losses charged to operations	1,135	775
Additional unallocated allowance	(128)	(37)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(989)	(1,033)
Recoveries	448	237
Net charge-offs	(541)	(796)
Balance at end of year	1,155	689
Other [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	17	85
Allowance for loan losses of acquired bank affiliate		1
Provision for loan losses charged to operations	567	(65)
Additional unallocated allowance	(22)	(8)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(656)	(2)
Recoveries	99	6
Net charge-offs	(557)	4
Balance at end of year	5	17
Unallocated [Member]
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	4,447
Additional unallocated allowance	16,448	4,447
Net charge-offs [Abstract]
Balance at end of year	$ 20,895	$ 4,447